SHORT-TERM BORROWINGS - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
SHORT-TERM BORROWINGS
Loan borrowed	¥ 18,956	$ 2,748
Loan One | China Merchant Bank Co Ltd
SHORT-TERM BORROWINGS
Loan borrowed	¥ 18,956
Lender name	Shanghai Pudong Development Bank Co., Ltd
Loan term	6 months
Interest rate	3.40%	3.40%
Collateral value	¥ 34,823	$ 5,000